Shareholder Report	3 Months Ended	6 Months Ended
	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALPS ETF TRUST
Entity Central Index Key		0001414040
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Alerian MLP ETF
Shareholder Report [Line Items]
Fund Name		Alerian MLP ETF
Class Name		Alerian MLP ETF
Trading Symbol		AMLP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/amlp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$44	0.83%*

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.83%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Alerian MLP ETF - NAV	16.85%	17.53%	6.81%
Alerian MLP Infrastructure Index	21.93%	21.34%	9.09%
Alerian MLP Index	24.63%	21.74%	9.75%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,141,530,075	$ 12,141,530,075
Holdings Count | shares	13	13
Advisory Fees Paid, Amount		$ 48,020,281
Investment Company, Portfolio Turnover		35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$12,141,530,075
Number of Portfolio Holdings	13
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$48,020,281

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Plains All American Pipeline LP	12.69%
Western Midstream Partners LP	12.65%
Sunoco LP	12.42%
Energy Transfer LP	12.39%
Enterprise Products Partners LP	12.06%
MPLX LP	11.23%
Hess Midstream LP	8.85%
Cheniere Energy Partners LP	4.36%
USA Compression Partners LP	4.08%
Genesis Energy LP	3.00%
Total % of Top 10 Holdings	93.73%
Sector Allocation*

Pipeline Transportation | Petroleum	28.65%
Pipeline Transportation | Natural Gas	24.44%
Gathering + Processing	21.51%
Marketing & Distribution	16.96%
Liquefaction	4.36%
Compression	4.08%
Money Market Fund**	0.00%
Total	100.00%

*	% of Total Investments.
**	less than 0.005%

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Plains All American Pipeline LP	12.69%
Western Midstream Partners LP	12.65%
Sunoco LP	12.42%
Energy Transfer LP	12.39%
Enterprise Products Partners LP	12.06%
MPLX LP	11.23%
Hess Midstream LP	8.85%
Cheniere Energy Partners LP	4.36%
USA Compression Partners LP	4.08%
Genesis Energy LP	3.00%
Total % of Top 10 Holdings	93.73%

Alerian Energy Infrastructure ETF
Shareholder Report [Line Items]
Fund Name		Alerian Energy Infrastructure ETF
Class Name		Alerian Energy Infrastructure ETF
Trading Symbol		ENFR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/enfr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$19	0.35%*

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.35%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Alerian Energy Infrastructure ETF - NAV	25.40%	20.75%	11.96%
Alerian Midstream Energy Select Index	26.27%	21.61%	12.88%
Alerian MLP Index	24.63%	21.74%	9.75%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 460,716,957	$ 460,716,957
Holdings Count | shares	26	26
Advisory Fees Paid, Amount		$ 688,067
Investment Company, Portfolio Turnover		9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$460,716,957
Number of Portfolio Holdings	26
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$688,067

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enbridge, Inc.	8.35%
Energy Transfer LP	7.95%
Enterprise Products Partners LP	7.15%
The Williams Cos., Inc.	6.07%
Targa Resources Corp.	5.30%
Plains GP Holdings LP	5.23%
TC Energy Corp.	5.22%
Pembina Pipeline Corp.	5.18%
DT Midstream, Inc.	5.11%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	60.45%
Sector Allocation*

Pipeline Transportation | Natural Gas	35.97%
Pipeline Transportation | Petroleum	28.38%
Gathering + Processing	26.88%
Liquefaction	6.97%
Storage	1.67%
Money Market Fund	0.13%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.35%
Energy Transfer LP	7.95%
Enterprise Products Partners LP	7.15%
The Williams Cos., Inc.	6.07%
Targa Resources Corp.	5.30%
Plains GP Holdings LP	5.23%
TC Energy Corp.	5.22%
Pembina Pipeline Corp.	5.18%
DT Midstream, Inc.	5.11%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	60.45%

ALPS Active Equity Opportunity ETF
Shareholder Report [Line Items]
Fund Name		ALPS Active Equity Opportunity ETF
Class Name		ALPS Active Equity Opportunity ETF
Trading Symbol		RFFC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (the "Fund" or "RFFC") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rffc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$25	0.48%*

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	29.80%	12.56%	12.77%
S&P Composite 1500® Index	29.67%	13.60%	15.21%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.33%

Performance Inception Date		Jun. 06, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 29,712,833	$ 29,712,833
Holdings Count | shares	59	59
Advisory Fees Paid, Amount		$ 66,426
Investment Company, Portfolio Turnover		15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$29,712,833
Number of Portfolio Holdings	59
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$66,426

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.40%
Microsoft Corp.	5.32%
Apple, Inc.	5.27%
NVIDIA Corp.	4.03%
Amazon.com, Inc.	3.96%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.87%
Caterpillar, Inc.	3.67%
Johnson & Johnson	3.42%
Lam Research Corp.	2.45%
Meta Platforms, Inc.	2.43%
Total % of Top 10 Holdings	39.82%
Sector Allocation*

Information Technology	32.28%
Industrials	11.95%
Health Care	11.49%
Financials	10.63%
Consumer Discretionary	9.11%
Communication Services	8.54%
Energy	4.73%
Consumer Staples	2.63%
Utilities	2.30%
Materials	2.23%
Real Estate	1.99%
Money Market Fund	2.12%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alphabet, Inc.	5.40%
Microsoft Corp.	5.32%
Apple, Inc.	5.27%
NVIDIA Corp.	4.03%
Amazon.com, Inc.	3.96%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.87%
Caterpillar, Inc.	3.67%
Johnson & Johnson	3.42%
Lam Research Corp.	2.45%
Meta Platforms, Inc.	2.43%
Total % of Top 10 Holdings	39.82%

ALPS Active REIT ETF
Shareholder Report [Line Items]
Fund Name		ALPS Active REIT ETF
Class Name		ALPS Active REIT ETF
Trading Symbol		REIT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/reit
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$36	0.68%*

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.68%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	Five Years	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	14.79%	5.19%	7.29%
S&P United States REIT Index	17.29%	5.79%	7.85%
Bloomberg US 1000 Index‡	29.49%	13.32%	14.53%

Performance Inception Date		Feb. 25, 2021
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 52,391,595	$ 52,391,595
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 161,657
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$52,391,595
Number of Portfolio Holdings	30
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$161,657

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Equinix, Inc.	9.98%
Prologis, Inc.	9.25%
Welltower, Inc.	8.88%
Simon Property Group, Inc.	4.56%
Essex Property Trust, Inc.	4.23%
Host Hotels & Resorts, Inc.	3.59%
Public Storage	3.59%
AvalonBay Communities, Inc.	3.43%
CareTrust REIT, Inc.	3.29%
Sabra Health Care REIT, Inc.	3.24%
Total % of Top 10 Holdings	54.04%
REIT Sector Allocation*

Health Care REITs	16.94%
Data Center REITs	15.13%
Industrial REITs	14.21%
Retail REITs	12.37%
Multi-Family Residential REITs	7.66%
Diversified REITs	6.69%
Self-Storage REITs	5.98%
Single-Family Residential REITs	5.44%
Other Specialized REITs	5.16%
Hotel & Resort REITs	3.59%
Office REITs	3.37%
Telecom Tower REITs	2.14%
Money Market Fund	1.32%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Equinix, Inc.	9.98%
Prologis, Inc.	9.25%
Welltower, Inc.	8.88%
Simon Property Group, Inc.	4.56%
Essex Property Trust, Inc.	4.23%
Host Hotels & Resorts, Inc.	3.59%
Public Storage	3.59%
AvalonBay Communities, Inc.	3.43%
CareTrust REIT, Inc.	3.29%
Sabra Health Care REIT, Inc.	3.24%
Total % of Top 10 Holdings	54.04%

ALPS Equal Sector Weight ETF
Shareholder Report [Line Items]
Fund Name		ALPS Equal Sector Weight ETF
Class Name		ALPS Equal Sector Weight ETF
Trading Symbol		EQL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/eql
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$10	0.19%*

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.19%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS Equal Sector Weight ETF - NAV	20.43%	10.88%	12.61%
NYSE® Equal Sector Weight Index	20.67%	11.05%	12.78%
S&P 500® Index‡	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 735,724,791	$ 735,724,791
Holdings Count | shares	497	497
Advisory Fees Paid, Amount		$ 606,539
Investment Company, Portfolio Turnover		116.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$735,724,791
Number of Portfolio Holdings	497
Portfolio Turnover Rate	116%
Total Advisory Fees Paid	$606,539

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.62%
Amazon.com, Inc.	3.92%
Exxon Mobil Corp.	2.45%
NVIDIA Corp.	2.24%
Apple, Inc.	2.07%
Linde PLC	2.01%
Meta Platforms, Inc.	1.88%
Tesla, Inc.	1.83%
Microsoft Corp.	1.49%
Chevron Corp.	1.47%
Total % of Top 10 Holdings	24.98%
Sector Allocation*

Information Technology	11.64%
Communication Services	9.61%
Consumer Discretionary	9.35%
Materials	9.05%
Financials	9.02%
Industrials	9.00%
Energy	8.58%
Real Estate	8.55%
Health Care	8.51%
Consumer Staples	8.41%
Utilities	8.25%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alphabet, Inc.	5.62%
Amazon.com, Inc.	3.92%
Exxon Mobil Corp.	2.45%
NVIDIA Corp.	2.24%
Apple, Inc.	2.07%
Linde PLC	2.01%
Meta Platforms, Inc.	1.88%
Tesla, Inc.	1.83%
Microsoft Corp.	1.49%
Chevron Corp.	1.47%
Total % of Top 10 Holdings	24.98%

ALPS | BBH Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name		ALPS | BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF)
Class Name		ALPS | BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF)
Trading Symbol		MNBD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | BBH Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/mnbd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | BBH Intermediate Municipal Bond ETF	$24	0.48%*

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	Since Inception (05/19/2022)
ALPS | BBH Intermediate Municipal Bond ETF - NAV	6.34%	4.62%
Bloomberg Municipal Bond 1-15 Year Blend Index	5.65%	3.61%
Bloomberg Municipal Bond Index‡	6.67%	3.75%

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		Mar. 31, 2026
Net Assets	$ 55,788,451	$ 55,788,451
Holdings Count | shares	189	189
Advisory Fees Paid, Amount		$ 117,736
Investment Company, Portfolio Turnover		58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$55,788,451
Number of Portfolio Holdings	189
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$117,736

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Southeast Energy Authority A Cooperative District	3.13%
Orangeburg County School District	1.79%
United States Treasury Bill	2.85%
University of North Carolina at Chapel Hill	1.64%
South Carolina State Housing Finance & Development Authority	1.86%
Pennsylvania Turnpike Commission	1.56%
FHLMC Multifamily VRD Certificates	3.52%
Wyoming Community Development Authority	1.99%
North Carolina Housing Finance Agency	2.31%
Salt Verde Financial Corp.	2.13%
Total % of Top 10 Holdings	22.78%
Sector Allocation*

Revenue Bonds	79.45%
General Obligation Unltd	16.69%
Government	2.85%
General Obligation Ltd	0.90%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Southeast Energy Authority A Cooperative District	3.13%
Orangeburg County School District	1.79%
United States Treasury Bill	2.85%
University of North Carolina at Chapel Hill	1.64%
South Carolina State Housing Finance & Development Authority	1.86%
Pennsylvania Turnpike Commission	1.56%
FHLMC Multifamily VRD Certificates	3.52%
Wyoming Community Development Authority	1.99%
North Carolina Housing Finance Agency	2.31%
Salt Verde Financial Corp.	2.13%
Total % of Top 10 Holdings	22.78%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/mnbd or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS | BBH Intermediate Municipal Bond ETF (formerly, the ALPS Intermediate Municipal Bond ETF).

Advisory Fee Change: Effective March 31, 2026, the Fund's unitary management fee changed from 0.50% to 0.44% of average daily net assets of the Fund.

Material Fund Change Name [Text Block]		Name: Effective March 31, 2026, the Fund's name changed to the ALPS | BBH Intermediate Municipal Bond ETF (formerly, the ALPS Intermediate Municipal Bond ETF).
Material Fund Change Expenses [Text Block]		Advisory Fee Change: Effective March 31, 2026, the Fund's unitary management fee changed from 0.50% to 0.44% of average daily net assets of the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/mnbd or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/mnbd
ALPS Clean Energy ETF
Shareholder Report [Line Items]
Fund Name		ALPS Clean Energy ETF
Class Name		ALPS Clean Energy ETF
Trading Symbol		ACES
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/aces
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$31	0.55%*

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.55%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	72.90%	-8.73%	7.84%
CIBC Atlas Clean Energy Index	73.41%	-8.80%	8.05%
S&P 1000 Index	28.21%	7.44%	9.62%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.28%

Performance Inception Date		Jun. 28, 2018
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 145,331,041	$ 145,331,041
Holdings Count | shares	37	37
Advisory Fees Paid, Amount		$ 322,099
Investment Company, Portfolio Turnover		14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$145,331,041
Number of Portfolio Holdings	37
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$322,099

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enphase Energy, Inc.	6.53%
First Solar, Inc.	6.24%
Plug Power, Inc.	6.04%
Nextpower, Inc.	5.93%
Ormat Technologies, Inc.	4.84%
Brookfield Renewable Partners LP	4.68%
HA Sustainable Infrastructure Capital, Inc.	4.40%
Tesla, Inc.	4.23%
Northland Power, Inc.	4.20%
Sunrun, Inc.	4.18%
Total % of Top 10 Holdings	51.27%
Clean Energy Segment Allocation*

Solar	31.05%
Electric Vehicles	17.60%
Energy Management & Storage	14.55%
Wind	12.26%
Hydro/Geothermal	9.52%
Fuel Cell/Hydrogen	7.77%
Bioenergy	7.22%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enphase Energy, Inc.	6.53%
First Solar, Inc.	6.24%
Plug Power, Inc.	6.04%
Nextpower, Inc.	5.93%
Ormat Technologies, Inc.	4.84%
Brookfield Renewable Partners LP	4.68%
HA Sustainable Infrastructure Capital, Inc.	4.40%
Tesla, Inc.	4.23%
Northland Power, Inc.	4.20%
Sunrun, Inc.	4.18%
Total % of Top 10 Holdings	51.27%

ALPS Disruptive Technologies ETF
Shareholder Report [Line Items]
Fund Name		ALPS Disruptive Technologies ETF
Class Name		ALPS Disruptive Technologies ETF
Trading Symbol		DTEC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/dtec
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$25	0.50%*

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	7.08%	1.99%	8.93%
Indxx Disruptive Technologies Index	7.41%	2.34%	9.27%
Morningstar Global Markets Index‡	30.30%	10.93%	11.29%

Performance Inception Date		Dec. 28, 2017
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 74,424,377	$ 74,424,377
Holdings Count | shares	97	97
Advisory Fees Paid, Amount		$ 189,187
Investment Company, Portfolio Turnover		15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$74,424,377
Number of Portfolio Holdings	97
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$189,187

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

SolarEdge Technologies, Inc.	1.94%
Nebius Group NV	1.92%
Datadog, Inc.	1.74%
Palo Alto Networks, Inc.	1.67%
Crowdstrike Holdings, Inc.	1.65%
Fortinet, Inc.	1.63%
Okta, Inc.	1.56%
Rubrik, Inc.	1.45%
First Solar, Inc.	1.39%
Enlight Renewable Energy, Ltd.	1.39%
Total % of Top 10 Holdings	16.34%
Thematic Allocation*

Clean Energy & Smart Grid	10.93%
Internet of Things	10.58%
Robotics & Artificial Intelligence	10.50%
3D Printing	10.15%
Data & Analytics	9.54%
Cybersecurity	9.51%
Cloud Computing	8.86%
Mobile Payments	8.47%
FinTech	8.38%
Healthcare Innovation	6.34%
Technology	4.58%
Consumer, Non-cyclical	2.05%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

SolarEdge Technologies, Inc.	1.94%
Nebius Group NV	1.92%
Datadog, Inc.	1.74%
Palo Alto Networks, Inc.	1.67%
Crowdstrike Holdings, Inc.	1.65%
Fortinet, Inc.	1.63%
Okta, Inc.	1.56%
Rubrik, Inc.	1.45%
First Solar, Inc.	1.39%
Enlight Renewable Energy, Ltd.	1.39%
Total % of Top 10 Holdings	16.34%

ALPS Electrification Infrastructure ETF
Shareholder Report [Line Items]
Fund Name		ALPS Electrification Infrastructure ETF
Class Name		ALPS Electrification Infrastructure ETF
Trading Symbol		ELFY
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Electrification Infrastructure ETF (the "Fund" or "ELFY") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/elfy. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/elfy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment*
ALPS Electrification Infrastructure ETF	$28	0.50%*

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	Since Inception (04/09/2025)
ALPS Electrification Infrastructure ETF - NAV	47.16%	56.84%
Ladenburg Thalmann Electrification Infrastructure Index	48.04%	57.74%
Bloomberg US 1000 Total Return Index‡	29.49%	35.08%

Performance Inception Date		Apr. 09, 2025
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 202,884,154	$ 202,884,154
Holdings Count | shares	108	108
Advisory Fees Paid, Amount		$ 355,020
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$202,884,154
Number of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$355,020

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Sterling Infrastructure, Inc.	1.74%
Vicor Corp.	1.65%
Bloom Energy Corp.	1.49%
Powell Industries, Inc.	1.36%
Enphase Energy, Inc.	1.32%
IES Holdings, Inc.	1.27%
First Solar, Inc.	1.27%
nVent Electric PLC	1.27%
Coherent Corp.	1.23%
Applied Optoelectronics, Inc.	1.22%
Total % of Top 10 Holdings	13.82%
Sector Allocation*

Industrials	34.93%
Utilities	32.38%
Information Technology	16.32%
Energy	12.15%
Materials	3.94%
Money Market Fund	0.28%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Sterling Infrastructure, Inc.	1.74%
Vicor Corp.	1.65%
Bloom Energy Corp.	1.49%
Powell Industries, Inc.	1.36%
Enphase Energy, Inc.	1.32%
IES Holdings, Inc.	1.27%
First Solar, Inc.	1.27%
nVent Electric PLC	1.27%
Coherent Corp.	1.23%
Applied Optoelectronics, Inc.	1.22%
Total % of Top 10 Holdings	13.82%

ALPS Medical Breakthroughs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Medical Breakthroughs ETF
Class Name		ALPS Medical Breakthroughs ETF
Trading Symbol		SBIO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/sbio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$26	0.50%*

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Medical Breakthroughs ETF - NAV	87.52%	3.85%	8.81%
S-Network® Medical Breakthroughs Index	87.51%	4.19%	9.13%
NASDAQ Biotechnology Index	47.78%	5.50%	8.15%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 161,792,554	$ 161,792,554
Holdings Count | shares	82	82
Advisory Fees Paid, Amount		$ 339,330
Investment Company, Portfolio Turnover		58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$161,792,554
Number of Portfolio Holdings	82
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$339,330

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alkermes PLC	4.48%
Kymera Therapeutics, Inc.	4.23%
Celcuity, Inc.	3.92%
Mirum Pharmaceuticals, Inc.	3.90%
Spyre Therapeutics, Inc.	3.68%
CG oncology, Inc.	3.35%
Apogee Therapeutics, Inc.	2.93%
Xenon Pharmaceuticals, Inc.	2.90%
Travere Therapeutics, Inc.	2.77%
Dianthus Therapeutics, Inc.	2.63%
Total % of Top 10 Holdings	34.79%
Sector Allocation*

Biotechnology	82.71%
Pharmaceuticals	16.69%
Health Care Providers & Services	0.36%
Health Care Equipment & Supplies	0.24%
Money Market Fund**	0.00%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
**	Less than 0.005%

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alkermes PLC	4.48%
Kymera Therapeutics, Inc.	4.23%
Celcuity, Inc.	3.92%
Mirum Pharmaceuticals, Inc.	3.90%
Spyre Therapeutics, Inc.	3.68%
CG oncology, Inc.	3.35%
Apogee Therapeutics, Inc.	2.93%
Xenon Pharmaceuticals, Inc.	2.90%
Travere Therapeutics, Inc.	2.77%
Dianthus Therapeutics, Inc.	2.63%
Total % of Top 10 Holdings	34.79%

ALPS Nautilus SMR, Nuclear & Technology ETF
Shareholder Report [Line Items]
Fund Name	ALPS Nautilus SMR, Nuclear & Technology ETF
Class Name	ALPS Nautilus SMR, Nuclear & Technology ETF
Trading Symbol	SMRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Nautilus SMR, Nuclear & Technology ETF (the "Fund" or "SMRF") for the period of February 18, 2026 (inception) to May 31, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smrf. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/smrf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Nautilus SMR, Nuclear & Technology ETF	$19^	0.65%*

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
Since Inception (02/18/2026)
ALPS Nautilus SMR Nuclear & Technology ETF - NAV	10.63%
Nautilus SMR Nuclear & Technology Index	11.29%
Bloomberg World Large Mid & Small Cap Index‡	7.63%

Performance Inception Date	Feb. 18, 2026
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,097,289	$ 12,097,289
Holdings Count | shares	72	72
Advisory Fees Paid, Amount	$ 13,615
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$12,097,289
Number of Portfolio Holdings	72
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$13,615

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

Cameco Corp.	4.31%
NexGen Energy, Ltd.	4.24%
BWX Technologies, Inc.	4.24%
Oklo, Inc.	4.23%
Uranium Energy Corp.	4.01%
CGN Power Co., Ltd.	3.99%
GE Vernova, Inc.	3.82%
NAC Kazatomprom JSC	3.82%
NuScale Power Corp.	3.77%
Energy Fuels, Inc.	3.54%
Total % of Top 10 Holdings	39.97%
Sector Allocation*^

Uranium/Miners	37.39%
AI	23.19%
Nuclear Plant Ops/Construction/SMRs	20.42%
Nuclear Generation/Transmission	11.36%
Technology	6.92%
Money Market Fund	0.37%
Basic Materials	0.35%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

Cameco Corp.	4.31%
NexGen Energy, Ltd.	4.24%
BWX Technologies, Inc.	4.24%
Oklo, Inc.	4.23%
Uranium Energy Corp.	4.01%
CGN Power Co., Ltd.	3.99%
GE Vernova, Inc.	3.82%
NAC Kazatomprom JSC	3.82%
NuScale Power Corp.	3.77%
Energy Fuels, Inc.	3.54%
Total % of Top 10 Holdings	39.97%

ALPS Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Sector Dividend Dogs ETF
Class Name		ALPS Sector Dividend Dogs ETF
Trading Symbol		SDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/sdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$19	0.36%*

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.36%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Sector Dividend Dogs ETF - NAV	25.42%	8.84%	9.68%
S-Network® Sector Dividend Dogs Index	25.99%	9.22%	10.11%
S&P 500® Index‡	29.78%	14.15%	15.65%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,383,794,482	$ 1,383,794,482
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 2,380,187
Investment Company, Portfolio Turnover		38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$1,383,794,482
Number of Portfolio Holdings	50
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,380,187

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Hewlett Packard Enterprise Co.	3.78%
Texas Instruments, Inc.	3.03%
Microchip Technology, Inc.	2.89%
Ford Motor Co.	2.83%
HP, Inc.	2.70%
Best Buy Co., Inc.	2.36%
CVS Health Corp.	2.26%
T Rowe Price Group, Inc.	2.23%
KeyCorp	2.14%
Truist Financial Corp.	2.08%
Total % of Top 10 Holdings	26.30%
Sector Allocation*

Information Technology	14.20%
Consumer Discretionary	10.75%
Financials	10.56%
Health Care	9.78%
Consumer Staples	9.50%
Industrials	9.42%
Utilities	9.21%
Energy	9.04%
Materials	8.96%
Communication Services	8.42%
Money Market Fund	0.16%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Hewlett Packard Enterprise Co.	3.78%
Texas Instruments, Inc.	3.03%
Microchip Technology, Inc.	2.89%
Ford Motor Co.	2.83%
HP, Inc.	2.70%
Best Buy Co., Inc.	2.36%
CVS Health Corp.	2.26%
T Rowe Price Group, Inc.	2.23%
KeyCorp	2.14%
Truist Financial Corp.	2.08%
Total % of Top 10 Holdings	26.30%

ALPS International Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS International Sector Dividend Dogs ETF
Class Name		ALPS International Sector Dividend Dogs ETF
Trading Symbol		IDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/idog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$27	0.50%*

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS International Sector Dividend Dogs ETF - NAV	35.69%	13.57%	11.04%
S-Network® International Sector Dividend Dogs Index	36.21%	14.10%	11.47%
Morningstar Developed Markets ex-North America Index‡	23.88%	8.42%	9.14%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 543,793,069	$ 543,793,069
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 1,216,649
Investment Company, Portfolio Turnover		36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$543,793,069
Number of Portfolio Holdings	50
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,216,649

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Nokia Oyj	3.33%
Kyocera Corp.	2.59%
Banca Monte dei Paschi di Siena SpA	2.48%
BHP Group, Ltd.	2.42%
Banco BPM SpA	2.26%
Evolution AB	2.25%
Bank Polska Kasa Opieki SA	2.24%
Erste Bank Polska SA	2.17%
ORLEN SA	2.14%
Telefonaktiebolaget LM Ericsson	2.13%
Total % of Top 10 Holdings	24.01%
Sector Allocation*

Information Technology	11.66%
Financials	11.26%
Materials	10.18%
Energy	10.10%
Communication Services	9.81%
Industrials	9.60%
Consumer Discretionary	9.60%
Utilities	9.55%
Consumer Staples	9.10%
Health Care	8.88%
Money Market Fund	0.26%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Nokia Oyj	3.33%
Kyocera Corp.	2.59%
Banca Monte dei Paschi di Siena SpA	2.48%
BHP Group, Ltd.	2.42%
Banco BPM SpA	2.26%
Evolution AB	2.25%
Bank Polska Kasa Opieki SA	2.24%
Erste Bank Polska SA	2.17%
ORLEN SA	2.14%
Telefonaktiebolaget LM Ericsson	2.13%
Total % of Top 10 Holdings	24.01%

ALPS Emerging Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Emerging Sector Dividend Dogs ETF
Class Name		ALPS Emerging Sector Dividend Dogs ETF
Trading Symbol		EDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/edog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$31	0.60%*

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS Emerging Sector Dividend Dogs ETF - NAV	18.16%	5.60%	6.66%
S-Network® Emerging Sector Dividend Dogs Index	18.16%	5.87%	7.28%
Morningstar Emerging Markets Index‡	49.19%	7.64%	10.75%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 29,540,180	$ 29,540,180
Holdings Count | shares	48	48
Advisory Fees Paid, Amount		$ 85,619
Investment Company, Portfolio Turnover		68.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$29,540,180
Number of Portfolio Holdings	48
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$85,619

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Wipro, Ltd.	5.30%
Infosys, Ltd.	4.84%
Richter Gedeon Nyrt	4.15%
Dr Reddy's Laboratories, Ltd.	3.26%
Bangkok Dusit Medical Services PCL	3.25%
Magyar Telekom Telecommunications PLC	2.96%
Grupo Mexico SAB de CV	2.42%
Banco del Bajio SA	2.33%
Interconexion Electrica SA ESP	2.24%
BB Seguridade Participacoes SA	2.16%
Total % of Top 10 Holdings	32.91%
Sector Allocation*

Communication Services	10.77%
Health Care	10.66%
Information Technology	10.14%
Utilities	9.97%
Financials	9.87%
Consumer Staples	9.68%
Consumer Discretionary	9.65%
Energy	9.56%
Industrials	9.43%
Materials	8.21%
Building Materials	1.86%
Money Market Fund	0.20%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Wipro, Ltd.	5.30%
Infosys, Ltd.	4.84%
Richter Gedeon Nyrt	4.15%
Dr Reddy's Laboratories, Ltd.	3.26%
Bangkok Dusit Medical Services PCL	3.25%
Magyar Telekom Telecommunications PLC	2.96%
Grupo Mexico SAB de CV	2.42%
Banco del Bajio SA	2.33%
Interconexion Electrica SA ESP	2.24%
BB Seguridade Participacoes SA	2.16%
Total % of Top 10 Holdings	32.91%

ALPS REIT Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS REIT Dividend Dogs ETF
Class Name		ALPS REIT Dividend Dogs ETF
Trading Symbol		RDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$19	0.35%*

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.35%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns (as of May 31, 2026)

	1 Year	5 Year	10 Year
ALPS REIT Dividend Dogs ETF - NAV	22.16%	3.08%	4.26%
S-Network® REIT Dividend Dogs Index**	22.62%	3.52%	-
S-Network® US Composite REIT Index***	13.68%	3.79%	6.35%
S-Network® REIT Dividend Dogs Index / S&P USA REIT Index*	22.62%	3.52%	4.78%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 11,181,780	$ 11,181,780
Holdings Count | shares	45	45
Advisory Fees Paid, Amount		$ 17,800
Investment Company, Portfolio Turnover		36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$11,181,780
Number of Portfolio Holdings	45
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$17,800

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Americold Realty Trust, Inc.	2.82%
Summit Hotel Properties, Inc.	2.82%
National Storage Affiliates Trust	2.76%
RLJ Lodging Trust	2.62%
Apple Hospitality REIT, Inc.	2.52%
AH Realty Trust, Inc.	2.49%
American Assets Trust, Inc.	2.49%
Sila Realty Trust, Inc.	2.47%
SL Green Realty Corp.	2.44%
Lineage, Inc.	2.44%
Total % of Top 10 Holdings	25.87%
Sector Allocation*

Hotel & Resort REITS	12.32%
Industrial REITs	11.76%
Office REITs	11.60%
Diversified REITS	11.28%
Health Care REITS	10.75%
Retail REITs	10.17%
Multi-Family Residential REITs	8.59%
Specialized REITs	7.66%
Technology REITs	4.21%
Telecom Tower REITs	4.18%
Self-Storage REITs	2.76%
Data Centers	2.21%
Single-Family Residential REITs	2.05%
Money Market Fund	0.46%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Americold Realty Trust, Inc.	2.82%
Summit Hotel Properties, Inc.	2.82%
National Storage Affiliates Trust	2.76%
RLJ Lodging Trust	2.62%
Apple Hospitality REIT, Inc.	2.52%
AH Realty Trust, Inc.	2.49%
American Assets Trust, Inc.	2.49%
Sila Realty Trust, Inc.	2.47%
SL Green Realty Corp.	2.44%
Lineage, Inc.	2.44%
Total % of Top 10 Holdings	25.87%

ALPS | O'Shares U.S. Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares U.S. Quality Dividend ETF
Class Name		ALPS | O'Shares U.S. Quality Dividend ETF
Trading Symbol		OUSA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ousa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$24	0.48%*

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS O'Shares U.S. Quality Dividend ETF - NAV	11.91%	9.06%	10.45%
O'Shares U.S. Quality Dividend Index*	12.51%	9.62%	11.01%
Morningstar US Large-Mid Cap Broad Value Index	28.34%	11.79%	12.80%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 742,954,765	$ 742,954,765
Holdings Count | shares	100	100
Advisory Fees Paid, Amount		$ 1,862,112
Investment Company, Portfolio Turnover		3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$742,954,765
Number of Portfolio Holdings	100
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,862,112

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.98%
Apple, Inc.	5.52%
Johnson & Johnson	5.06%
Visa, Inc.	4.64%
Cisco Systems, Inc.	4.47%
Microsoft Corp.	4.44%
Mastercard, Inc.	4.15%
Home Depot, Inc.	3.70%
McDonald's Corp.	3.43%
Merck & Co., Inc.	2.96%
Total % of Top 10 Holdings	44.35%
Sector Allocation*

Information Technology	24.34%
Financials	18.00%
Health Care	13.83%
Consumer Discretionary	12.94%
Industrials	12.64%
Communication Services	10.93%
Consumer Staples	7.26%
Money Market Fund	0.06%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alphabet, Inc.	5.98%
Apple, Inc.	5.52%
Johnson & Johnson	5.06%
Visa, Inc.	4.64%
Cisco Systems, Inc.	4.47%
Microsoft Corp.	4.44%
Mastercard, Inc.	4.15%
Home Depot, Inc.	3.70%
McDonald's Corp.	3.43%
Merck & Co., Inc.	2.96%
Total % of Top 10 Holdings	44.35%

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Class Name		ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Trading Symbol		OUSM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ousm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$25	0.48%*

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (12/29/2016)
ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	11.11%	7.37%	8.92%
O'Shares U.S. Small Cap Quality Dividend Index*	11.67%	7.90%	9.46%
Morningstar US Small-Cap Broad Value Extended Index	29.45%	6.85%	8.36%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.37%

Performance Inception Date		Dec. 29, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 876,851,819	$ 876,851,819
Holdings Count | shares	108	108
Advisory Fees Paid, Amount		$ 2,167,514
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$876,851,819
Number of Portfolio Holdings	108
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,167,514

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

TD SYNNEX Corp.	3.47%
Avnet, Inc.	3.25%
National HealthCare Corp.	3.23%
Royalty Pharma PLC	3.07%
Texas Roadhouse, Inc.	2.18%
Littelfuse, Inc.	2.17%
Lincoln Electric Holdings, Inc.	2.15%
Skyworks Solutions, Inc.	2.11%
Donaldson Co., Inc.	2.03%
SEI Investments Co.	2.02%
Total % of Top 10 Holdings	25.68%
Sector Allocation*

Industrials	23.13%
Financials	20.42%
Consumer Discretionary	18.27%
Information Technology	16.06%
Health Care	9.87%
Consumer Staples	4.46%
Utilities	4.24%
Communication Services	3.53%
Money Market Fund	0.02%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

TD SYNNEX Corp.	3.47%
Avnet, Inc.	3.25%
National HealthCare Corp.	3.23%
Royalty Pharma PLC	3.07%
Texas Roadhouse, Inc.	2.18%
Littelfuse, Inc.	2.17%
Lincoln Electric Holdings, Inc.	2.15%
Skyworks Solutions, Inc.	2.11%
Donaldson Co., Inc.	2.03%
SEI Investments Co.	2.02%
Total % of Top 10 Holdings	25.68%

ALPS | O'Shares Global Internet Giants ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares Global Internet Giants ETF
Class Name		ALPS | O'Shares Global Internet Giants ETF
Trading Symbol		OGIG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ogig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$23	0.48%*

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/04/2018)
ALPS O'Shares Global Internet Giants ETF - NAV	-4.12%	-1.73%	8.65%
O'Shares Global Internet Giants Index	-3.66%	-1.25%	9.21%
NASDAQ 100 Index	43.09%	18.17%	20.86%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.00%

Performance Inception Date		Jun. 04, 2018
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 115,114,015	$ 115,114,015
Holdings Count | shares	54	54
Advisory Fees Paid, Amount		$ 289,751
Investment Company, Portfolio Turnover		19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$115,114,015
Number of Portfolio Holdings	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$289,751

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Amazon.com, Inc.	6.93%
Alphabet, Inc.	6.72%
Microsoft Corp.	6.02%
Oracle Corp.	5.40%
Meta Platforms, Inc.	5.32%
Palantir Technologies, Inc.	3.61%
AppLovin Corp.	3.30%
Crowdstrike Holdings, Inc.	2.95%
Palo Alto Networks, Inc.	2.70%
Datadog, Inc.	2.38%
Total % of Top 10 Holdings	45.33%
Sector Allocation*

Information Technology	52.89%
Communication Services	23.48%
Consumer Discretionary	18.87%
Industrials	3.21%
Health Care	0.80%
Real Estate	0.61%
Money Market Fund	0.14%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Amazon.com, Inc.	6.93%
Alphabet, Inc.	6.72%
Microsoft Corp.	6.02%
Oracle Corp.	5.40%
Meta Platforms, Inc.	5.32%
Palantir Technologies, Inc.	3.61%
AppLovin Corp.	3.30%
Crowdstrike Holdings, Inc.	2.95%
Palo Alto Networks, Inc.	2.70%
Datadog, Inc.	2.38%
Total % of Top 10 Holdings	45.33%

ALPS | O'Shares International Developed Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares International Developed Quality Dividend ETF
Class Name		ALPS | O'Shares International Developed Quality Dividend ETF
Trading Symbol		OEFA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | O'Shares International Developed Quality Dividend ETF (formerly, ALPS | O'Shares Europe Quality Dividend ETF) (the "Fund" or "OEFA") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oefa. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/oefa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares International Developed Quality Dividend ETF	$25	0.48%*

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.48%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS O'Shares International Developed Quality Dividend ETF - NAV	7.37%	7.09%	7.10%
O'Shares International Developed Quality Dividend Index*	7.79%	7.58%	7.59%
Bloomberg Developed Markets ex US Large, Mid & Small Cap Index‡	25.11%	8.74%	9.44%
Morningstar Europe Index#	20.80%	8.76%	9.72%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 35,061,082	$ 35,061,082
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 95,186
Investment Company, Portfolio Turnover		1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$35,061,082
Number of Portfolio Holdings	50
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$95,186

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

ASML Holding NV	6.58%
HSBC Holdings PLC	3.99%
ABB, Ltd.	3.61%
Novartis AG	3.48%
Siemens AG	3.21%
Nestle SA	3.21%
Iberdrola SA	3.03%
Roche Holding AG	2.95%
Keyence Corp.	2.90%
Commonwealth Bank of Australia	2.88%
Total % of Top 10 Holdings	35.84%
Sector Allocation*

Industrials	29.46%
Consumer Discretionary	16.08%
Health Care	14.31%
Information Technology	12.55%
Financials	11.93%
Consumer Staples	9.17%
Communication Services	3.24%
Utilities	3.03%
Money Market Fund	0.23%
Total	100.00%
Country Allocation

Japan	16.72%
Switzerland	13.63%
Great Britain	12.98%
France	12.94%
Netherlands	9.66%
Germany	7.76%
Canada	6.10%
Australia	4.65%
Spain	4.45%
Sweden	2.51%
United States	2.20%
Finland	1.93%
Denmark	1.78%
Italy	1.59%
Ireland	1.10%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

ASML Holding NV	6.58%
HSBC Holdings PLC	3.99%
ABB, Ltd.	3.61%
Novartis AG	3.48%
Siemens AG	3.21%
Nestle SA	3.21%
Iberdrola SA	3.03%
Roche Holding AG	2.95%
Keyence Corp.	2.90%
Commonwealth Bank of Australia	2.88%
Total % of Top 10 Holdings	35.84%

Barron's 400SM ETF
Shareholder Report [Line Items]
Fund Name		Barron's 400SM ETF
Class Name		Barron's 400SM ETF
Trading Symbol		BFOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/bfor
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$34	0.65%*

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.65%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
Barron's 400 ETF - NAV	23.03%	9.94%	12.36%
Barron's 400 IndexSM	23.71%	10.59%	13.06%
Bloomberg US 1000 Index‡	29.49%	13.32%	15.38%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 214,643,801	$ 214,643,801
Holdings Count | shares	396	396
Advisory Fees Paid, Amount		$ 653,413
Investment Company, Portfolio Turnover		44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$214,643,801
Number of Portfolio Holdings	396
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$653,413

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Dell Technologies, Inc.	0.64%
Advanced Micro Devices, Inc.	0.62%
Sandisk Corp.	0.59%
Marvell Technology, Inc.	0.54%
Seagate Technology Plc	0.53%
Micron Technology, Inc.	0.53%
Sterling Infrastructure, Inc.	0.50%
Iridium Communications, Inc.	0.48%
Credo Technology Group Holding, Ltd.	0.46%
Western Digital Corp.	0.45%
Total % of Top 10 Holdings	5.34%
Sector Allocation*

Financials	21.68%
Industrials	19.00%
Information Technology	18.41%
Health Care	11.47%
Consumer Discretionary	10.35%
Energy	6.50%
Consumer Staples	3.66%
Materials	3.46%
Communication Services	3.08%
Utilities	1.99%
Telecommunication Services	0.21%
Money Market Fund	0.19%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Dell Technologies, Inc.	0.64%
Advanced Micro Devices, Inc.	0.62%
Sandisk Corp.	0.59%
Marvell Technology, Inc.	0.54%
Seagate Technology Plc	0.53%
Micron Technology, Inc.	0.53%
Sterling Infrastructure, Inc.	0.50%
Iridium Communications, Inc.	0.48%
Credo Technology Group Holding, Ltd.	0.46%
Western Digital Corp.	0.45%
Total % of Top 10 Holdings	5.34%

Level Four Large Cap Growth Active ETF
Shareholder Report [Line Items]
Fund Name		Level Four Large Cap Growth Active ETF
Class Name		Level Four Large Cap Growth Active ETF
Trading Symbol		LGRO
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/lgro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$26	0.50%*

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of May 31, 2026)
	1 Year	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	27.55%	23.18%
Bloomberg US 1000 Growth Index	29.89%	25.19%
Bloomberg US 1000 Index‡	29.49%	23.21%

Performance Inception Date		Aug. 22, 2023
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 134,885,221	$ 134,885,221
Holdings Count | shares	48	48
Advisory Fees Paid, Amount		$ 304,885
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$134,885,221
Number of Portfolio Holdings	48
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$304,885

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Apple, Inc.	6.91%
Microsoft Corp.	6.84%
Alphabet, Inc.	5.17%
Amazon.com, Inc.	5.12%
NVIDIA Corp.	4.28%
UnitedHealth Group, Inc.	3.45%
Twilio, Inc.	3.12%
PayPal Holdings, Inc.	2.91%
Monolithic Power Systems, Inc.	2.78%
Micron Technology, Inc.	2.69%
Total % of Top 10 Holdings	43.27%
Sector Allocation*

Information Technology	46.38%
Consumer Discretionary	12.78%
Communication Services	10.06%
Financials	8.28%
Health Care	7.28%
Industrials	6.49%
Energy	1.84%
Consumer Staples	1.43%
Real Estate	0.45%
Money Market Fund	5.01%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Apple, Inc.	6.91%
Microsoft Corp.	6.84%
Alphabet, Inc.	5.17%
Amazon.com, Inc.	5.12%
NVIDIA Corp.	4.28%
UnitedHealth Group, Inc.	3.45%
Twilio, Inc.	3.12%
PayPal Holdings, Inc.	2.91%
Monolithic Power Systems, Inc.	2.78%
Micron Technology, Inc.	2.69%
Total % of Top 10 Holdings	43.27%

ALPS Dynamic US Dividend Advantage ETF
Shareholder Report [Line Items]
Fund Name		ALPS Dynamic Core Income ETF (formerly, RiverFront Dynamic Core Income ETF)
Class Name		ALPS Dynamic Core Income ETF (formerly, RiverFront Dynamic Core Income ETF)
Trading Symbol		RFCI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rfci
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Dynamic Core Income ETF	$25	0.51%*

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.51%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/13/2016)
ALPS Dynamic Core Income ETF - NAV	4.72%	1.28%	1.95%
Bloomberg US Aggregate Bond Index‡	5.13%	0.17%	1.60%

Performance Inception Date		Jun. 13, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		Mar. 31, 2026
Net Assets	$ 15,650,386	$ 15,650,386
Holdings Count | shares	45	45
Advisory Fees Paid, Amount		$ 41,310
Investment Company, Portfolio Turnover		3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$15,650,386
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$41,310

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	11.73%
U.S. Treasury Bond 05/15/2034 4.38%	5.32%
U.S. Treasury Bond 11/15/2052 4.00%	4.46%
U.S. Treasury Bond 02/15/2037 4.75%	4.04%
Kinetik Holdings LP 12/15/2028 6.63%	3.93%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.53%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.44%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.40%
Concentrix Corp. 08/02/2033 6.85%	3.02%
U.S. Treasury Bond 05/15/2053 3.63%	2.60%
Total % of Top 10 Holdings	45.47%
Asset Allocation*

Government	28.72%
Consumer Discretionary	16.03%
Financials	14.60%
Energy	11.54%
Utilities	9.80%
Technology	7.98%
Industrials	6.08%
Communications	2.33%
Materials	1.39%
Money Market Fund	1.53%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	11.73%
U.S. Treasury Bond 05/15/2034 4.38%	5.32%
U.S. Treasury Bond 11/15/2052 4.00%	4.46%
U.S. Treasury Bond 02/15/2037 4.75%	4.04%
Kinetik Holdings LP 12/15/2028 6.63%	3.93%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.53%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.44%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.40%
Concentrix Corp. 08/02/2033 6.85%	3.02%
U.S. Treasury Bond 05/15/2053 3.63%	2.60%
Total % of Top 10 Holdings	45.47%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfci or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic Core Income ETF (formerly, the RiverFront Dynamic Core Income ETF).

Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Material Fund Change Name [Text Block]		Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic Core Income ETF (formerly, the RiverFront Dynamic Core Income ETF).
Material Fund Change Adviser [Text Block]		Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfci or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/rfci
ALPS Dynamic US Dividend Advantage ETF
Shareholder Report [Line Items]
Fund Name		ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF)
Class Name		ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF)
Trading Symbol		RFDA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rfda
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Dynamic US Dividend Advantage ETF	$27	0.52%*

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.52%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	Since Inception (06/06/2016)
ALPS Dynamic US Dividend Advantage ETF - NAV	30.37%	13.19%	13.29%
S&P 500® Index‡	29.78%	14.15%	15.60%

Performance Inception Date		Jun. 06, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		Mar. 31, 2026
Net Assets	$ 87,475,674	$ 87,475,674
Holdings Count | shares	77	77
Advisory Fees Paid, Amount		$ 214,466
Investment Company, Portfolio Turnover		59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$87,475,674
Number of Portfolio Holdings	77
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$214,466

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NVIDIA Corp.	3.99%
Alphabet, Inc.	3.77%
Microsoft Corp.	3.51%
International Business Machines Corp.	3.30%
Hewlett Packard Enterprise Co.	2.83%
Johnson & Johnson	2.82%
JPMorgan Chase & Co.	2.71%
ConocoPhillips	2.24%
Apple, Inc.	2.22%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.15%
Total % of Top 10 Holdings	29.54%
Asset Allocation*

Information Technology	21.01%
Financials	14.32%
Energy	11.64%
Health Care	9.62%
Industrials	8.58%
Communication Services	8.29%
Consumer Staples	6.14%
Consumer Discretionary	5.45%
Real Estate	4.87%
Utilities	4.81%
Materials	4.71%
Money Market Fund	0.56%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

NVIDIA Corp.	3.99%
Alphabet, Inc.	3.77%
Microsoft Corp.	3.51%
International Business Machines Corp.	3.30%
Hewlett Packard Enterprise Co.	2.83%
Johnson & Johnson	2.82%
JPMorgan Chase & Co.	2.71%
ConocoPhillips	2.24%
Apple, Inc.	2.22%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.15%
Total % of Top 10 Holdings	29.54%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfda or upon request at 1-866-759-5679.

Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic US Dividend Advantage ETF (formerly, the RiverFront Dynamic US Dividend Advantage ETF).

Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Material Fund Change Name [Text Block]		Name: Effective March 31, 2026, the Fund's name changed to the ALPS Dynamic US Dividend Advantage ETF (formerly, the RiverFront Dynamic US Dividend Advantage ETF).
Material Fund Change Adviser [Text Block]		Sub-adviser Termination: Effective March 31, 2026, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rfda or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/rfda
ALPS Strategic Income Fund
Shareholder Report [Line Items]
Fund Name		ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund)
Class Name		ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund)
Trading Symbol		RIGS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund) (the "Fund" or "RIGS") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rigs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Strategic Income Fund	$23	0.46%*

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.46%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of May 31, 2026)
	1 Year	5 Year	10 Year
ALPS Strategic Income Fund - NAV	5.15%	2.26%	3.18%
Bloomberg U.S. Aggregate Bond Index‡	5.13%	0.17%	1.70%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		May 21, 2026
Net Assets	$ 63,565,849	$ 63,565,849
Holdings Count | shares	80	80
Advisory Fees Paid, Amount		$ 159,727
Investment Company, Portfolio Turnover		11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$63,565,849
Number of Portfolio Holdings	80
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$159,727

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	6.88%
U.S. Treasury Bond 02/15/2044 4.50%	5.05%
U.S. Treasury Bond 05/15/2034 4.38%	4.94%
U.S. Treasury Bond 11/15/2043 4.75%	4.32%
U.S. Treasury Bond 02/15/2037 4.75%	2.68%
Murphy Oil Corp. 10/01/2032 6.00%	1.89%
U.S. Treasury Bond 05/15/2044 4.63%	1.58%
U.S. Treasury Note 02/29/2032 4.13%	1.56%
U.S. Treasury Bond 02/15/2034 4.00%	1.53%
Textron, Inc. 05/15/2035 5.50%	1.49%
Total % of Top 10 Holdings	31.92%
Asset Allocation*

Government	30.49%
Financials	15.14%
Consumer Discretionary	12.20%
Materials	10.11%
Energy	9.14%
Industrials	7.77%
Technology	3.17%
Utilities	2.87%
Consumer Staples	2.01%
Communications	1.82%
Health Care	1.78%
Money Market Fund	3.50%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	6.88%
U.S. Treasury Bond 02/15/2044 4.50%	5.05%
U.S. Treasury Bond 05/15/2034 4.38%	4.94%
U.S. Treasury Bond 11/15/2043 4.75%	4.32%
U.S. Treasury Bond 02/15/2037 4.75%	2.68%
Murphy Oil Corp. 10/01/2032 6.00%	1.89%
U.S. Treasury Bond 05/15/2044 4.63%	1.58%
U.S. Treasury Note 02/29/2032 4.13%	1.56%
U.S. Treasury Bond 02/15/2034 4.00%	1.53%
Textron, Inc. 05/15/2035 5.50%	1.49%
Total % of Top 10 Holdings	31.92%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rigs or upon request at 1-866-759-5679.

Effective May 21, 2026, the Fund underwent the below changes:

Name: The Fund's name changed to the ALPS Strategic Income Fund (formerly, the RiverFront Strategic Income Fund).

Sub-adviser Termination: RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Advisory Fee Change: The Fund's net unitary management fee changed from 0.46% to 0.45% of average daily net assets of the Fund.

Material Fund Change Name [Text Block]		Name: The Fund's name changed to the ALPS Strategic Income Fund (formerly, the RiverFront Strategic Income Fund).
Material Fund Change Expenses [Text Block]		Advisory Fee Change: The Fund's net unitary management fee changed from 0.46% to 0.45% of average daily net assets of the Fund.
Material Fund Change Adviser [Text Block]		Sub-adviser Termination: RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/rigs or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/rigs
ALPS | Smith Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name		ALPS | Smith Core Plus Bond ETF
Class Name		ALPS | Smith Core Plus Bond ETF
Trading Symbol		SMTH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 1, 2025 to May 31, 2026 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/smth
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$29	0.59%*

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.59%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of May 31, 2026)
	1 Year	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	5.19%	5.70%
Bloomberg U.S. Aggregate Bond Index‡	5.13%	4.63%

Performance Inception Date		Dec. 05, 2023
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 2,749,196,719	$ 2,749,196,719
Holdings Count | shares	980	980
Advisory Fees Paid, Amount		$ 7,380,393
Investment Company, Portfolio Turnover		54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of May 31, 2026)
Net Assets	$2,749,196,719
Number of Portfolio Holdings	980
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$7,380,393

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

United States Treasury Notes 02/29/2028 3.38%	5.58%
United States Treasury Notes 10/31/2029 4.13%	4.35%
United States Treasury Bonds 11/15/2045 4.63%	3.96%
United States Treasury Bonds 11/15/2055 4.63%	3.50%
United States Treasury Bonds 08/15/2055 4.75%	3.06%
United States Treasury Notes 01/31/2030 4.25%	2.92%
United States Treasury Bonds 08/15/2045 4.88%	2.55%
United States Treasury Notes 08/31/2027 3.63%	1.90%
United States Treasury Bonds 05/15/2036 4.38%	1.78%
United States Treasury Bonds 02/15/2056 4.75%	1.61%
Total % of Top 10 Holdings	31.21%
Sector Allocation*

Government	38.65%
Financials	16.45%
Mortgage Securities	11.80%
Consumer Discretionary	6.93%
Industrials	5.84%
Energy	4.73%
Health Care	4.12%
Technology	3.74%
Communications	3.04%
Utilities	2.08%
Consumer Staples	1.41%
Materials	0.78%
Money Market Fund	0.43%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

United States Treasury Notes 02/29/2028 3.38%	5.58%
United States Treasury Notes 10/31/2029 4.13%	4.35%
United States Treasury Bonds 11/15/2045 4.63%	3.96%
United States Treasury Bonds 11/15/2055 4.63%	3.50%
United States Treasury Bonds 08/15/2055 4.75%	3.06%
United States Treasury Notes 01/31/2030 4.25%	2.92%
United States Treasury Bonds 08/15/2045 4.88%	2.55%
United States Treasury Notes 08/31/2027 3.63%	1.90%
United States Treasury Bonds 05/15/2036 4.38%	1.78%
United States Treasury Bonds 02/15/2056 4.75%	1.61%
Total % of Top 10 Holdings	31.21%